Other disclosures - Commitments (Details) € in Millions	1 Months Ended	6 Months Ended
	Dec. 31, 2018 EUR (€)	Jun. 30, 2019 EUR (€) EquityInstruments
Commitments [Line Items]
Number of options granted | EquityInstruments		423,487
Outstanding commitment		€ 40.7
ARGX-110
Commitments [Line Items]
Contractual obligations		8.4
ARGX-117
Commitments [Line Items]
Contractual obligations		3.1
Lonza Sales AG
Commitments [Line Items]
Contractual obligations	€ 25.3
Contractual period	5 years
Minimum
Commitments [Line Items]
Estimated exposure of stock option		3.7
Maximum
Commitments [Line Items]
Estimated exposure of stock option		€ 3.9